UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AAG-QTLY-1004

1.805754.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
Gentex Corp.	800	$ 27,472
Johnson Controls, Inc.	700	39,410
		66,882
Hotels, Restaurants & Leisure - 4.0%
Brinker International, Inc. (a)	3,680	112,056
California Pizza Kitchen, Inc. (a)	2,600	49,634
Harrah's Entertainment, Inc.	960	46,262
Hilton Hotels Corp.	6,600	117,810
International Game Technology	2,410	69,529
Krispy Kreme Doughnuts, Inc. (a)	1,800	23,184
Mandalay Resort Group	800	54,272
Marriott International, Inc. Class A	1,890	89,681
Outback Steakhouse, Inc.	1,700	66,538
Royal Caribbean Cruises Ltd.	1,400	57,820
Starbucks Corp. (a)	2,020	87,345
Station Casinos, Inc.	1,900	87,400
Sunterra Corp. (a)	1,500	14,655
The Cheesecake Factory, Inc. (a)	1,480	61,242
Wendy's International, Inc.	4,400	151,228
Yum! Brands, Inc.	9,980	396,306
		1,484,962
Household Durables - 1.6%
Black & Decker Corp.	1,910	131,656
Fortune Brands, Inc.	3,500	256,025
Harman International Industries, Inc.	1,720	166,307
Mohawk Industries, Inc. (a)	780	59,998
		613,986
Internet & Catalog Retail - 0.0%
eDiets.com, Inc. (a)	400	1,324
Leisure Equipment & Products - 0.6%
Brunswick Corp.	4,200	165,102
Mattel, Inc.	1,960	31,536
Polaris Industries, Inc.	800	37,728
		234,366
Media - 2.2%
E.W. Scripps Co. Class A	2,050	209,736
Entercom Communications Corp. Class A (a)	540	20,358
Getty Images, Inc. (a)	1,480	82,066
Lamar Advertising Co. Class A (a)	810	35,389
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	1,582	$ 85,918
Pixar (a)	1,370	106,476
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	1,818
Radio One, Inc. Class D (non-vtg.) (a)	1,000	15,600
The New York Times Co. Class A	1,840	74,741
Univision Communications, Inc. Class A (a)	2,700	89,100
Westwood One, Inc. (a)	2,590	58,120
XM Satellite Radio Holdings, Inc. Class A (a)	1,000	27,470
		806,792
Multiline Retail - 0.9%
99 Cents Only Stores (a)	500	6,475
Big Lots, Inc. (a)	3,930	47,907
Dollar General Corp.	1,900	37,430
Dollar Tree Stores, Inc. (a)	3,560	83,696
Family Dollar Stores, Inc.	2,450	64,803
Nordstrom, Inc.	2,500	92,825
		333,136
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A	2,400	67,200
AutoZone, Inc. (a)	690	51,101
Bed Bath & Beyond, Inc. (a)	4,000	149,680
Chico's FAS, Inc. (a)	4,320	176,688
Christopher & Banks Corp.	3,690	64,981
Circuit City Stores, Inc.	1,600	20,752
Foot Locker, Inc.	1,000	22,370
Hot Topic, Inc. (a)	4,155	62,741
Jo-Ann Stores, Inc. (a)	700	18,620
Kirkland's, Inc. (a)	1,200	9,240
Michaels Stores, Inc.	2,200	126,126
PETsMART, Inc.	6,360	178,462
Pier 1 Imports, Inc.	1,100	19,085
Ross Stores, Inc.	9,780	206,847
Select Comfort Corp. (a)	6,890	109,413
TJX Companies, Inc.	3,910	82,736
Weight Watchers International, Inc. (a)	2,810	109,702
Williams-Sonoma, Inc. (a)	2,170	75,928
		1,551,672
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	6,980	$ 294,207
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	550	14,839
		309,046
TOTAL CONSUMER DISCRETIONARY		5,402,166
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.9%
CVS Corp.	6,100	244,000
Whole Foods Market, Inc.	1,410	109,599
		353,599
Food Products - 1.2%
Del Monte Foods Co. (a)	15,590	164,475
Hershey Foods Corp.	3,980	192,154
McCormick & Co., Inc. (non-vtg.)	1,700	57,035
Smithfield Foods, Inc. (a)	700	17,990
Wm. Wrigley Jr. Co.	70	4,342
		435,996
Personal Products - 0.7%
Avon Products, Inc.	2,800	123,704
Estee Lauder Companies, Inc. Class A	2,900	127,455
Gillette Co.	600	25,500
		276,659
TOTAL CONSUMER STAPLES		1,066,254
ENERGY - 4.8%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	10,300	405,099
BJ Services Co.	200	9,610
Cooper Cameron Corp. (a)	3,700	188,441
ENSCO International, Inc.	2,110	61,528
Halliburton Co.	600	17,502
Nabors Industries Ltd. (a)	960	42,336
Noble Corp. (a)	1,870	75,211
Patterson-UTI Energy, Inc.	6,640	115,005
Smith International, Inc. (a)	3,530	201,139
Weatherford International Ltd. (a)	5,430	251,626
		1,367,497
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - 1.1%
EOG Resources, Inc.	1,400	$ 80,878
Pioneer Natural Resources Co.	5,170	172,937
Teekay Shipping Corp.	3,240	113,562
XTO Energy, Inc.	2,100	58,884
		426,261
TOTAL ENERGY		1,793,758
FINANCIALS - 3.4%
Capital Markets - 1.8%
Ameritrade Holding Corp. (a)	6,780	77,224
E*TRADE Financial Corp. (a)	8,700	102,486
Eaton Vance Corp. (non-vtg.)	3,010	120,852
Federated Investors, Inc. Class B (non-vtg.)	1,580	45,583
Investors Financial Services Corp.	200	9,276
Legg Mason, Inc.	1,920	154,906
SEI Investments Co.	1,800	58,824
T. Rowe Price Group, Inc.	1,250	61,913
Waddell & Reed Financial, Inc. Class A	2,400	52,176
		683,240
Commercial Banks - 0.6%
North Fork Bancorp, Inc., New York	1,100	46,134
Sumitomo Mitsui Financial Group, Inc.	10	60,506
Synovus Financial Corp.	3,640	92,456
UnionBanCal Corp.	300	17,838
		216,934
Real Estate - 0.0%
Catellus Development Corp.	77	2,100
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	14,220
MGIC Investment Corp.	1,600	109,232
New York Community Bancorp, Inc.	4,373	93,364
Radian Group, Inc.	3,000	132,900
The PMI Group, Inc.	300	12,459
		362,175
TOTAL FINANCIALS		1,264,449
Common Stocks - continued
	Shares	Value
HEALTH CARE - 38.1%
Biotechnology - 14.4%
Affymetrix, Inc. (a)	1,600	$ 44,480
Alkermes, Inc. (a)	900	9,567
Amylin Pharmaceuticals, Inc. (a)	2,990	59,172
Biogen Idec, Inc. (a)	22,380	1,327,805
Celgene Corp. (a)	2,920	165,710
Cephalon, Inc. (a)	1,440	67,694
Charles River Laboratories International, Inc. (a)	2,520	109,746
Dendreon Corp. (a)	1,700	16,711
DOV Pharmaceutical, Inc. (a)	6,700	105,190
Dyax Corp. (a)	3,700	29,378
Enzon Pharmaceuticals, Inc. (a)	2,500	34,800
Genentech, Inc. (a)	27,940	1,362,906
Genzyme Corp. - General Division (a)	400	21,600
Gilead Sciences, Inc. (a)	300	20,739
Harvard Bioscience, Inc. (a)	2,600	12,792
ICOS Corp. (a)	600	15,654
ImClone Systems, Inc. (a)	7,370	392,674
Invitrogen Corp. (a)	800	39,600
Medarex, Inc. (a)	13,800	78,522
MedImmune, Inc. (a)	8,210	195,973
Millennium Pharmaceuticals, Inc. (a)	33,880	402,833
Neurocrine Biosciences, Inc. (a)	240	11,945
ONYX Pharmaceuticals, Inc. (a)	1,500	55,710
Oscient Pharmaceuticals Corp. (a)	7,442	31,331
OSI Pharmaceuticals, Inc. (a)	400	23,836
Pharmion Corp.	8,300	408,111
Protein Design Labs, Inc. (a)	18,470	338,555
Trimeris, Inc. (a)	1,400	16,856
		5,399,890
Health Care Equipment & Supplies - 8.3%
Alcon, Inc.	3,290	246,224
Bausch & Lomb, Inc.	1,600	105,520
Baxter International, Inc.	11,030	336,856
Beckman Coulter, Inc.	1,700	94,843
Biomet, Inc.	18,630	850,460
Boston Scientific Corp. (a)	4,700	167,931
C.R. Bard, Inc.	4,760	267,036
Cooper Companies, Inc.	600	34,770
Cyberonics, Inc. (a)	600	10,272
Cytyc Corp. (a)	3,500	83,860
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	1,350	$ 68,783
Edwards Lifesciences Corp. (a)	3,300	116,523
Given Imaging Ltd. (a)	1,200	42,600
Inverness Medical Innovations, Inc. (a)	1,200	18,552
ResMed, Inc. (a)	3,400	162,418
Waters Corp. (a)	1,300	56,303
Zimmer Holdings, Inc. (a)	6,510	464,163
		3,127,114
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	620	33,542
Andrx Corp. (a)	1,400	28,224
Anthem, Inc. (a)	1,000	81,240
Caremark Rx, Inc. (a)	2,710	77,777
Cerner Corp. (a)	800	35,048
Community Health Systems, Inc. (a)	5,190	129,750
Computer Programs & Systems, Inc.	100	2,016
Covance, Inc. (a)	3,100	116,095
Coventry Health Care, Inc. (a)	5,360	272,181
DaVita, Inc. (a)	450	13,640
Health Management Associates, Inc. Class A	8,140	155,637
Henry Schein, Inc. (a)	1,300	80,964
Inveresk Research Group, Inc. (a)	1,930	68,534
Laboratory Corp. of America Holdings (a)	1,100	45,749
Lincare Holdings, Inc. (a)	7,900	253,906
McKesson Corp.	1,690	52,306
Medco Health Solutions, Inc. (a)	84	2,623
PacifiCare Health Systems, Inc. (a)	400	13,044
Patterson Companies, Inc. (a)	700	51,261
Pharmaceutical Product Development, Inc. (a)	1,700	57,715
Quest Diagnostics, Inc.	1,200	102,720
Renal Care Group, Inc. (a)	2,700	85,509
Specialty Laboratories, Inc. (a)	1,000	11,200
Tenet Healthcare Corp. (a)	5,900	61,478
Triad Hospitals, Inc. (a)	1,870	59,447
UnitedHealth Group, Inc.	3,740	247,326
Universal Health Services, Inc. Class B	2,420	109,021
		2,247,953
Pharmaceuticals - 9.4%
aaiPharma, Inc. (a)	850	1,964
Allergan, Inc.	920	68,678
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Barr Pharmaceuticals, Inc. (a)	4,127	$ 162,067
Elan Corp. PLC sponsored ADR (a)	55,320	1,251,892
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	62,752
Eon Labs, Inc. (a)	1,700	42,772
Guilford Pharmaceuticals, Inc. (a)	9,400	49,914
Impax Laboratories, Inc. (a)	15,500	221,805
IVAX Corp. (a)	9,950	192,632
MGI Pharma, Inc. (a)	7,500	174,225
Mylan Laboratories, Inc.	3,445	60,012
NitroMed, Inc.	14,300	263,549
Par Pharmaceutical Companies, Inc. (a)	900	36,936
Salix Pharmaceuticals Ltd. (a)	900	21,051
Schering-Plough Corp.	16,800	310,128
Sepracor, Inc. (a)	10,250	508,503
UCB SA	1,110	54,066
Watson Pharmaceuticals, Inc. (a)	950	26,163
		3,509,109
TOTAL HEALTH CARE		14,284,066
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.6%
EADS NV	4,580	119,795
EDO Corp.	2,500	65,475
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,230	85,757
KVH Industries, Inc. (a)	200	1,560
Lockheed Martin Corp.	1,800	96,804
Precision Castparts Corp.	1,500	82,635
Rockwell Collins, Inc.	4,300	147,877
		599,903
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	700	34,146
Ryder System, Inc.	500	21,905
		56,051
Airlines - 0.3%
Southwest Airlines Co.	8,000	118,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.6%
American Standard Companies, Inc. (a)	5,690	$ 214,001
Trex Co., Inc. (a)	400	17,336
		231,337
Commercial Services & Supplies - 3.4%
Avery Dennison Corp.	2,620	162,833
Career Education Corp. (a)	1,900	58,596
ChoicePoint, Inc. (a)	526	22,224
Cintas Corp.	4,390	180,034
Corinthian Colleges, Inc. (a)	900	10,233
Education Management Corp. (a)	1,438	41,788
Equifax, Inc.	3,430	83,692
H&R Block, Inc.	4,690	226,339
Herman Miller, Inc.	2,130	53,655
HNI Corp.	800	31,360
Manpower, Inc.	200	8,446
Pitney Bowes, Inc.	3,050	132,858
Robert Half International, Inc.	11,430	280,035
		1,292,093
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,400	36,008
Granite Construction, Inc.	1,600	36,480
MasTec, Inc. (a)	800	4,328
		76,816
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	1,100	42,900
Industrial Conglomerates - 0.6%
3M Co.	890	73,300
Tyco International Ltd.	4,720	147,830
		221,130
Machinery - 0.9%
AGCO Corp. (a)	2,030	40,580
Astec Industries, Inc. (a)	2,900	47,937
Dover Corp.	2,100	79,233
ITT Industries, Inc.	1,760	139,216
Pall Corp.	700	17,052
SPX Corp.	500	18,245
		342,263
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	1,000	35,800
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	1,000	$ 31,580
Norfolk Southern Corp.	1,300	36,920
Union Pacific Corp.	600	34,266
		138,566
Trading Companies & Distributors - 0.7%
Fastenal Co.	3,720	233,542
MSC Industrial Direct Co., Inc. Class A	600	18,642
		252,184
TOTAL INDUSTRIALS		3,371,803
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 6.3%
Advanced Fibre Communications, Inc. (a)	1,100	18,887
Andrew Corp. (a)	2,100	23,289
Arris Group, Inc. (a)	500	2,280
AudioCodes Ltd. (a)	6,960	78,857
Avocent Corp. (a)	1,000	28,510
Brocade Communications Systems, Inc. (a)	4,660	22,974
CIENA Corp. (a)	10,000	18,200
Cisco Systems, Inc. (a)	31,700	594,692
Corning, Inc. (a)	17,470	176,796
Enterasys Networks, Inc. (a)	13,270	23,886
Extreme Networks, Inc. (a)	1,700	7,905
Finisar Corp. (a)	26,500	35,775
InterDigital Communication Corp. (a)	1,200	18,708
JDS Uniphase Corp. (a)	9,500	29,545
Juniper Networks, Inc. (a)	10,800	247,212
Marconi Corp. PLC (a)	8,874	92,606
Motorola, Inc.	1,040	16,796
Nokia Corp. sponsored ADR	12,900	153,252
Polycom, Inc. (a)	870	16,991
Powerwave Technologies, Inc. (a)	3,900	23,595
QUALCOMM, Inc.	12,820	487,801
Redback Networks, Inc. (a)	9,900	59,598
SafeNet, Inc. (a)	4,789	136,247
Sycamore Networks, Inc. (a)	3,500	13,335
Tellabs, Inc. (a)	5,100	46,257
		2,373,994
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
Diebold, Inc.	5,510	$ 269,384
Electronics for Imaging, Inc. (a)	3,243	64,471
Hutchinson Technology, Inc. (a)	500	12,160
Lexmark International, Inc. Class A (a)	3,720	329,034
Maxtor Corp. (a)	3,500	14,700
Seagate Technology	1,500	16,395
Western Digital Corp. (a)	3,100	23,126
		729,270
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	1,500	32,460
CDW Corp.	1,200	70,200
Celestica, Inc. (sub. vtg.) (a)	900	12,902
Ingram Micro, Inc. Class A (a)	800	11,856
KEMET Corp. (a)	2,700	23,409
Molex, Inc.	100	2,887
Sanmina-SCI Corp. (a)	3,900	26,988
Solectron Corp. (a)	21,500	110,940
Symbol Technologies, Inc.	6,670	86,043
		377,685
Internet Software & Services - 0.7%
Ask Jeeves, Inc. (a)	1,200	31,104
Interwoven, Inc. (a)	2,319	17,601
Lastminute.com PLC (a)	500	1,045
Retek, Inc. (a)	2,785	10,499
Sina Corp. (a)	400	8,332
VeriSign, Inc. (a)	1,100	19,096
Vignette Corp. (a)	18,180	21,998
Yahoo!, Inc. (a)	5,080	144,831
		254,506
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	2,400	130,392
Anteon International Corp. (a)	400	13,140
BearingPoint, Inc. (a)	1,600	12,912
Computer Sciences Corp. (a)	400	18,540
CSG Systems International, Inc. (a)	65	941
DST Systems, Inc. (a)	1,400	63,336
Fiserv, Inc. (a)	2,970	103,297
Infosys Technologies Ltd. sponsored ADR	3,320	173,304
Iron Mountain, Inc. (a)	1,305	40,233
Paychex, Inc.	640	18,989
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. (a)	7,810	$ 179,630
The BISYS Group, Inc. (a)	1,880	26,696
		781,410
Office Electronics - 1.3%
Xerox Corp. (a)	1,800	24,174
Zebra Technologies Corp. Class A (a)	8,200	468,630
		492,804
Semiconductors & Semiconductor Equipment - 5.9%
Agere Systems, Inc.:
Class A (a)	20,030	24,236
Class B (a)	15,700	18,683
Altera Corp. (a)	5,500	104,060
Conexant Systems, Inc. (a)	17,650	26,299
Cree, Inc. (a)	1,000	25,010
DuPont Photomasks, Inc. (a)	100	1,562
Integrated Circuit Systems, Inc. (a)	5,900	129,682
Integrated Device Technology, Inc. (a)	6,990	74,863
Intel Corp.	1,500	31,935
Intersil Corp. Class A	10,100	176,043
KLA-Tencor Corp. (a)	40	1,494
Lam Research Corp. (a)	4,580	98,699
Linear Technology Corp.	3,600	128,772
Microchip Technology, Inc.	23,570	622,012
Micron Technology, Inc. (a)	2,990	34,415
Novellus Systems, Inc. (a)	3,600	87,948
NVIDIA Corp. (a)	341	4,249
Photronics, Inc. (a)	7,500	107,625
PMC-Sierra, Inc. (a)	27,030	252,460
Rambus, Inc. (a)	800	10,256
Silicon Laboratories, Inc. (a)	380	12,460
STMicroelectronics NV (NY Shares)	10,800	184,788
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	136	1,027
United Microelectronics Corp. sponsored ADR (a)	558	2,120
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	33,600
		2,194,298
Software - 2.4%
Adobe Systems, Inc.	4,320	198,158
BEA Systems, Inc. (a)	9,250	61,050
BMC Software, Inc. (a)	1,700	25,449
Citrix Systems, Inc. (a)	4,470	71,118
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	500	$ 15,763
Concord Communications, Inc. (a)	100	866
E.piphany, Inc. (a)	3,054	12,002
FileNET Corp. (a)	1,898	37,277
Internet Security Systems, Inc. (a)	7,200	103,608
Jack Henry & Associates, Inc.	1,290	23,362
Manhattan Associates, Inc. (a)	304	7,095
Mercury Interactive Corp. (a)	3,400	117,334
Parametric Technology Corp. (a)	12,800	62,336
Secure Computing Corp. (a)	167	1,179
Siebel Systems, Inc. (a)	19,619	149,301
		885,898
TOTAL INFORMATION TECHNOLOGY		8,089,865
MATERIALS - 2.4%
Chemicals - 0.9%
Dow Chemical Co.	1,600	68,496
Ferro Corp.	2,500	51,350
Great Lakes Chemical Corp.	1,300	33,956
International Flavors & Fragrances, Inc.	800	30,824
Olin Corp.	2,400	40,536
Praxair, Inc.	2,700	109,566
		334,728
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	3,410	54,731
Pactiv Corp. (a)	1,500	35,475
Sealed Air Corp. (a)	3,070	150,798
		241,004
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,550	95,957
Massey Energy Co.	2,800	77,056
Metal Management, Inc. (a)	600	9,984
Nucor Corp.	500	39,145
Phelps Dodge Corp.	1,400	114,184
		336,326
TOTAL MATERIALS		912,058
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,000	$ 22,670
XO Communications, Inc. (a)	1,600	5,552
		28,222
Wireless Telecommunication Services - 0.5%
America Movil SA de CV sponsored ADR	600	20,550
Arch Wireless, Inc. Class A (a)	1,400	42,700
KDDI Corp.	15	72,223
MobilCom AG	1,900	25,704
Wireless Facilities, Inc. (a)	5,900	37,642
		198,819
TOTAL TELECOMMUNICATION SERVICES		227,041
TOTAL COMMON STOCKS (Cost $35,220,403)		36,411,460
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.53% (b) (Cost $1,165,413)	1,165,413	1,165,413
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $36,385,816)		37,576,873
NET OTHER ASSETS - (0.2)%		(66,517)
NET ASSETS - 100%		$ 37,510,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $36,555,598. Net unrealized appreciation aggregated $1,021,275, of which $4,786,068 related to appreciated investment securities and $3,764,793 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004